Document and Entity Information Cover	May 14, 2020
Cover [Abstract]
Entity Registrant Name	KEMET CORP
City Area Code	954
Title of 12(b) Security	Common Stock, par value $0.01
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 14, 2020
Entity File Number	001-15491
Entity Tax Identification Number	57-0923789
Trading Symbol	KEM
Security Exchange Name	NYSE
Local Phone Number	766-2800
Entity Address, Address Line One	KEMET Tower, One East Broward Blvd.
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000887730
Amendment Flag	false